Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 12,173	¥ 22,276
Increase due to new trades	3,791	1,861
Reduction due to redemption, sales or passage of time	(3,814)	(10,649)
Balance at end of period	¥ 12,150	¥ 13,488